Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2016
Registrant Name	CITIZENSSELECT FUNDS
Central Index Key	0001167368
Amendment Flag	false
Document Creation Date	Jul. 28, 2016
Document Effective Date	Aug. 01, 2016
Prospectus Date	Aug. 01, 2016
Hamilton Shares Prospectus | Dreyfus Institutional Preferred Treasury Securities Money Market Fund | Hamilton Shares
Prospectus:
Trading Symbol	CEAXX
Institutional Shares Prospectus | Dreyfus Institutional Preferred Treasury Securities Money Market Fund | Institutional Shares
Prospectus:
Trading Symbol	CEIXX
Premier Shares Prospectus | Dreyfus Institutional Preferred Treasury Securities Money Market Fund | Premier Shares
Prospectus:
Trading Symbol	CEBXX